Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

As at and for the year ended December 31, 2025, the Company has the following related party transactions:

	2025	2024	2023
Directors fees	$8,679	$8,510	$7,505
Salaries, wages, consultants and benefits	795,356	535,692	667,229
Selling and marketing	321,001	142,413	70,439
Stock-based compensation (Note 10)	100,520	144,552	188,961
Software technology development (Note 8)	508,813	323,138	248,780
Closing balance for the year	$1,734,369	$1,154,305	$1,182,914